Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046
713 626 1919 www.invesco.com

June 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK No. 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectus and the Statements of Additional Information relating to the Class T shares of Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco New York Tax Free Income Fund and Invesco Tax-Exempt Cash Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 64 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 64 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 5, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel